Semiannual Report

                    NEW
                    HORIZONS
                    FUND

                    -------------
                    JUNE 30, 1998
                    -------------

[LOGO OF T. ROWE PRICE APPEARS HERE]

     Report Highlights
     --------------------------------------------------------------------------
     New Horizons Fund

 .    A strong stock market, powered by an excellent economic environment, once again favored blue chips over small-cap stocks.

 .    For both the 6- and 12-month periods, the New Horizons Fund outperformed its small-cap benchmarks but trailed the S&P 500.

 .    Our business services holdings contributed significantly to fund performance, and we increased our stake in the sector.

 .    Investor preference for blue chips may continue for the near term, but we are optimistic about small-cap stocks' relative performance for the intermediate to longer term.

Fellow Shareholders

The stock market soared again to record highs in the first half of 1998, driven by strong domestic economic growth against a backdrop of continued low interest rates and subdued inflation. Escalating economic problems in Asia were worrisome, but so far, the fallout on the U.S. economy has been limited.

While the large-cap Dow Jones Industrial Average and Standard & Poor's 500 Stock Index marched upward during the first half, ending the period near record territory, small-capitalization stocks lagged significantly and, despite showing gains for the full half year, actually declined somewhat in the second quarter. For the six months ended June 30, 1998, the Russell 2000 Index of smaller-cap stocks rose 4.93% compared with a gain of 17.71% for the large-cap S&P 500. The New Horizons Fund fared comparatively well with a six-month gain of 7.90%, outperforming the Russell 2000, the Russell 2000 Growth Index, and the average small-company mutual fund. Results for the 12-month period are similar-the fund outperformed the small-cap benchmarks but lagged the large-cap indices.

----------------------
Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 6/30/98                              6 Months          12 Months
--------------------------------------------------------------------------------
New Horizons Fund                                    7.90%             17.10%
 ................................................................................
Russell 2000 Index                                   4.93              16.51
 ................................................................................
Russell 2000 Growth Index                            5.46              13.19
 ................................................................................
Lipper Small Cap Fund Index                          6.45              15.52
 ................................................................................
S&P 500                                              17.71             30.16
 ................................................................................


Market Environment

The U.S. economy continues to show surprising strength. We are now in our eighth consecutive year of solid economic growth: GDP growth and corporate profits remain remarkably robust, particularly given the length of the economic expansion and the severe economic problems in Asia. Despite the healthy economy, the interest rate on 30-year bonds declined from 5.93% at year-end 1997 to 5.65% at midyear-close to an all-time low. This trend can be partly attributed to turmoil in the Asian currency markets and economies, which sparked a flight to the perceived quality of U.S. financial assets and caused the dollar to soar in value. Prospects for a sizable 1998 federal budget surplus, for the first time since 1969, also contributed to the decline in rates.

The stalemate in Washington between the Democratic White House and the Republican-controlled Congress brought both parties closer to the middle of the political spectrum and stymied passage of any significant legislation that might derail the strong economy. Consumer confidence was at an all-time high, employment levels set monthly records, yet labor costs remained under control. Mutual fund investors were bullish on the stock market, pouring a record amount of money into equity funds in the first half of 1998.

Worsening economic problems in Asia were the only major cloud on the horizon for the financial markets. An increasing number of U.S. companies reported earnings shortfalls stemming from the crisis and from the negative effects of the strong dollar. Fortunately, the U.S. economy, while increasingly global in its reach, does not rely significantly on Asia as a major engine of its growth, and unless the crisis escalates signifi-cantly, it should be able to grow through any Asia-related weakness.

The continued sharp underperformance of small-cap stocks was disappointing. Market leadership was once again focused on an increasingly narrow group of large-cap, blue chip issues. Even within the large-cap S&P 500 there was a surprising divergence of performance. The index's 25 largest companies had an average gain of 21.6% in the first half while the remaining 475 companies rose only 10.2% on average. Valuation levels for the market-leading blue chips are at record levels and remind us of the valuations accorded the "Nifty Fifty" growth stocks in the early 1970s. Small-cap stocks have now trailed their larger cousins since 1994, and this year's underperformance has brought small-cap relative valuations to their lowest levels since 1990.

-----------------------
Small-Cap Stock Returns
--------------------------------------------------------------------------------

Periods Ended 6/30/98                              6 Months          12 Months
--------------------------------------------------------------------------------
Russell 2000 Index                                   4.93%             16.51%
 ................................................................................
Russell 2000 Growth Index                            5.46              13.19
 ................................................................................
Russell 2000 Value Index                             4.44              19.88
 ................................................................................

Small-cap growth stocks, your fund's area of focus, performed somewhat better than small-cap value issues for the six-month period, reversing a trend of superior value stock performance in the last half of 1996 and through 1997. For the past 12 months, however, small-cap growth still lagged by a wide margin. This year's change may foretell an economic slowdown, as investors usually favor growth stocks in periods of decelerating economic activity.

Portfolio Review

For the first six months of 1998, fund performance was aided most by our heavy emphasis on stocks in the business services area. We have steadily increased our weighting in business services companies over the past five years. As you can see from the portfolio listing later in this report, business services is a broad area, including industries such as computer services, telecommunication services, distributors, media and advertising, transportation, environmental services, and a myriad of smaller industry niches. Top holding Paychex continued to lead the fund while other computer services companies, such as Affiliated Computer Services, were also strong. Media and advertising companies also showed particular strength led by Outdoor Systems and ADVO. Technology stocks were mixed with strength in the software area being largely offset by weakness in semiconductor stocks. Energy stocks slipped as excess worldwide capacity led to a sharp decline in the price of oil this year.

Our worst performer in the first half was Cendant, the fund's largest holding at year-end 1997. Cendant was formed in December 1997 by the merger of two long-time fund holdings, CUC International and HFS. Both predecessor companies were large contributors to fund results in recent years. In April, however, the company disclosed potential accounting irregularities at its former CUC International unit. The stock plunged 45% the day of the announcement. We had trimmed our Cendant holding slightly before the downturn and reduced our ownership by over 30% in the aftermath of the disclosure. The stock, however, remains a top holding. In July, the company announced that the overstatement of last year's earnings was greater than initially thought, and the stock fell further. The company remains profitable, generating substantial free cash flow, and the selling is overdone in our opinion.

----------------------
Sector Diversification
--------------------------------------------------------------------------------

                                                  12/31/97          6/30/98
--------------------------------------------------------------------------------
Financial                                             6%                4%
 ................................................................................
Health Care                                          18                16
 ................................................................................
Consumer                                             17                16
 ................................................................................
Technology                                           20                20
 ................................................................................
Business Services                                    29                36
 ................................................................................
Energy                                                4                 3
 ................................................................................
Industrial                                            2                 3
 ................................................................................
Reserves                                              4                 2
 ................................................................................
Total                                               100%              100%

As noted, we boosted our business services holdings substantially this year, from 29% to 36% of the fund, while modestly reducing our weightings in most other sectors. Our business services holdings are largely domestic, immune from problems in Asia, and benefit from the strong U.S. economy. Many businesses within the sector are marked by strong internal growth; in addition, most operate in fragmented industries and are taking advantage of opportunities to grow through strategic acquisitions.

Outlook

Domestic economic conditions, including solid broad-based economic growth and low inflation and interest rates, remain favorable. Reported corporate earnings gains are still strong even though growth of those gains is slowing and the Asia crisis is starting to hurt more companies. Stock market valuation levels remain high by any historical measure but can be justified as long as interest rates and inflation remain low. Valuation levels for large-cap blue chips, however, appear excessive relative to expected future earnings growth.

We are frustrated by the continued underperformance of small-cap stocks. The New Horizons Fund's relative price/earnings ratio (P/E) fell to 1.04 times the S&P 500 P/E as of June 30, 1998, based on 12- month forward estimated earnings. This puts the relative P/E near the bottom of its historical 1.0 to 2.0 range and at its lowest level since 1990, right before the fund and small-cap stocks began a several-year period of superior performance. While we see little relative performance risk in small-caps from these levels, and we expect small-cap earnings to grow faster than large-caps', investor preference for blue chips may continue for the near term given their recent stock market leadership and perceived safety. For the intermediate to longer term, we remain optimistic about small-cap stocks' relative performance given their extremely favorable relative valuations.

Respectfully submitted,

/s/ John H. Laporte

John H. Laporte
President and Chairman of the Investment Advisory Committee

July 24, 1998

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

[PLOT POINTS APPEAR HERE]

---------------------------
NEW HORIZONS FUND P/E RATIO
--------------------------------------------------------------------------------

          Jun-63             19.7
          Jun-64             20.6
          Jun-65             17.5
          Jun-66             21.4
          Jun-67             32.4
          Jun-68             37.1
          Jun-69             31.4
          Jun-70             17.7
          Jun-71               28
          Jun-72             33.5
          Jun-73             17.9
          Jun-74             12.5
          Jun-75             15.3
          Jun-76             10.7
          Jun-77              8.7
          Jun-78              9.5
          Jun-79                9
          Jun-80             10.4
          Jun-81             14.9
          Jun-82             10.8
          Jun-83             21.5
          Jun-84             13.9
          Jun-85               15
          Jun-86             17.5
          Jun-87             17.9
          Jun-88             14.7
          Jun-89             13.8
          Jun-90               15
          Jun-91             17.1
          Jun-92             16.8
          Jun-93             19.7
          Jun-94             18.2
          Jun-95             20.4
          Jun-96             26.2
         3/31/97             21.4
         6/30/97             23.1
                             27.2
                             23.6
         3/31/98             24.7
         6/30/98             24.4

[PLOT POINTS APPEAR HERE]

-------------------------------------------------
NEW HORIZONS FUND P/E RELATIVE TO THE S&P 500 P/E
--------------------------------------------------------------------------------

          Jun-63              1.14
          Jun-64              1.14
          Jun-65              1.08
          Jun-66               1.4
          Jun-67              1.91
          Jun-68              2.14
          Jun-69              1.86
          Jun-70              1.27
          Jun-71              1.63
          Jun-72              2.11
          Jun-73              1.46
          Jun-74              1.19
          Jun-75              1.29
          Jun-76              1.03
          Jun-77              1.02
          Jun-78              1.22
          Jun-79              1.18
          Jun-80              1.28
          Jun-81              1.94
          Jun-82              1.54
          Jun-83              2.17
          Jun-84              1.62
          Jun-85              1.35
          Jun-86              1.15
          Jun-87              1.13
          Jun-88               1.2
          Jun-89              1.12
          Jun-90              1.05
          Jun-91              1.17
          Jun-92              1.06
          Jun-93               1.2
          Jun-94              1.26
          Jun-95              1.34
          Jun-96              1.58
         3/31/97              1.23
         6/30/97              1.17
          Sep-97              1.33
          Dec-97              1.16
         3/31/98              1.09
         6/30/98              1.04

    NOTE: The fund's P/E ratio is an average, unweighted number based on 12-month forward earnings per share as estimated by the fund's investment manager at each quarter-end.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

    CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


    6 Months Ended 6/30/98

    Ten Best Contributors
    ----------------------------------------------------------------------------

    Paychex                                     12(cent)
    ....................................................
    Outdoor Systems                             10
    ....................................................
    BMC Software                                10
    ....................................................
    Outback Steakhouse                           7
    ....................................................
    Renal Care Group                             7
    ....................................................
    Lason                                        7
    ....................................................
    Cellular Communications International        7
    ....................................................
    United Rental                                6
    ....................................................
    Synopsys                                     6
    ....................................................
    Metamor Worldwide                            6
    ----------------------------------------------------
    Total                                       78(cent)


    Ten Worst Contributors
    ----------------------------------------------------
    Cendant                                    -33(cent)
    ....................................................
    Republic Industries                         13
    ....................................................
    Security Dynamics Technologies               8
    ....................................................
    PennCorp Financial Group                     8
    ....................................................
    Lattice Semiconductor                        6
    ....................................................
    Smith International                          6
    ....................................................
    Adaptec **                                   6
    ....................................................
    Alternative Resources                        5
    ....................................................
    Viasoft *                                    5
    ....................................................
    Lam Research                                 5
    ----------------------------------------------------
    Total                                      -95(cent)

    12 Months Ended 6/30/98

    Ten Best Contributors
    -----------------------------------------------------
    Paychex                                     28(cents)
    .....................................................
    Outdoor Systems                             15
    .....................................................
    BMC Software                                15
    .....................................................
    PLATINUM technology                         13
    .....................................................
    SunGard Data Systems                        11
    .....................................................
    Outback Steakhouse                          11
    .....................................................
    Cellular Communications International       10
    .....................................................
    Mutual Risk Management                      10
    .....................................................
    Renal Care Group                             9
    .....................................................
    Sylvan Learning Systems                      8
    -----------------------------------------------------
    Total                                      130(cent)


    Ten Worst Contributors
    -----------------------------------------------------

    Republic Industries                        -15(cent)
    .....................................................
    Electronics for Imaging *                   10
    .....................................................
    Altera                                      10
    .....................................................
    Lam Research                                 9
    .....................................................
    PennCorp Financial Group                     9
    .....................................................
    Security Dynamics Technologies               9
    .....................................................
    Cendant                                      9
    .....................................................
    Lattice Semiconductor                        8
    .....................................................
    OEA **                                       8
    .....................................................
    Xilinx                                       7
    -----------------------------------------------------
    Total                                      -94(cent)


    *    Position added

    **   Position eliminated

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


--------------------
Portfolio Highlights
--------------------------------------------------------------------------------


    TWENTY-FIVE LARGEST HOLDINGS
                                                              Percent of
                                                              Net Assets
                                                                 6/30/98
    ---------------------------------------------------------------------
    Paychex                                                         2.6%
    .....................................................................
    Cendant                                                         1.4
    .....................................................................
    Synopsys                                                        1.2
    .....................................................................
    Outback Steakhouse                                              1.1
    .....................................................................
    SunGard Data Systems                                            1.1
    ---------------------------------------------------------------------

    Total Renal Care Holdings                                       1.1
    .....................................................................
    Orthodontic Centers of America                                  1.0
    .....................................................................
    Metamor Worldwide                                               1.0
    .....................................................................
    Quorum Health Group                                             1.0
    .....................................................................
    Outdoor Systems                                                 1.0
    ---------------------------------------------------------------------

    Renal Care Group                                                1.0
    .....................................................................
    Sylvan Learning Systems                                         1.0
    .....................................................................
    Maxim Integrated Products                                       1.0
    .....................................................................
    Omnicare                                                        1.0
    .....................................................................
    BMC Software                                                    1.0
    ---------------------------------------------------------------------

    Apollo Group                                                    0.9
    .....................................................................
    BISYS Group                                                     0.9
    .....................................................................
    Henry Schein                                                    0.8
    .....................................................................
    Coach USA                                                       0.8
    .....................................................................
    Romac International                                             0.8
    ---------------------------------------------------------------------

    Catalina Marketing                                              0.8
    .....................................................................
    National Data                                                   0.8
    .....................................................................
    Analog Devices                                                  0.8
    .....................................................................
    Watsco                                                          0.8
    .....................................................................
    U.S. Foodservice                                                0.8
    ---------------------------------------------------------------------

    Total                                                          25.7%

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------


    This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


    NEW HORIZONS FUND
    ---------------------------------------------------

                           [LINE GRAPH APPEARS HERE]

    As of 6/30/98
                                           Lipper
    Date                  Russell 2000    Small Cap      New Horizons
                             Index        Fund Index         Fund
    6/88                     10,000         10,000          10,000
    6/89                     11,281         11,402          11,025
    6/90                     11,615         13,052          12,879
    6/91                     11,769         13,560          13,295
    6/92                     13,480         15,469          14,422
    6/93                     16,986         19,704          18,760
    6/94                     17,723         20,203          19,933
    6/95                     21,287         25,704          27,489
    6/96                     26,372         33,468          38,881
    6/97                     30,678         36,647          40,775
    6/98                     35,742         43,128          47,747


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

    This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


      Periods Ended 6/30/98          1 Year     3 Years   5 Years    10 Years
      --------------------------------------------------------------------------

      New Horizons Fund               17.10%     20.21%    20.54%      16.92%
      ..........................................................................

      Income return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited


--------------------
Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                             6 Months          Year
                                                Ended         Ended
                                              6/30/98      12/31/97       12/31/96       12/31/95       12/31/94     12/31/93
NET ASSET VALUE
Beginning of period                            $23.30        $21.77         $20.50         $14.76         $16.16       $15.53
                                               ................................................................................
Investment activities
  Net investment income                         (0.08)        (0.12)         (0.08)         (0.04)         (0.07)       (0.07)
  Net realized and
  unrealized gain (loss)                         1.92          2.23           3.54          8.19            0.10         3.40
                                               ................................................................................
  Total from
  investment activities                          1.84          2.11           3.46          8.15            0.03         3.33
Distributions
  Net realized gain                                 -         (0.58)         (2.19)        (2.41)          (1.43)       (2.70)
                                               ................................................................................

NET ASSET VALUE
End of period                                  $25.14        $23.30         $21.77        $20.50          $14.76       $16.16
                                               --------------------------------------------------------------------------------

Ratios/Supplemental Data

Total return.                                    7.90%         9.77%         17.03%        55.44%           0.30%       22.01%
 ...............................................................................................................................
Ratio of expenses to
average net assets                               0.89%+        0.88%          0.90%         0.90%           0.93%        0.93%
 ...............................................................................................................................
Ratio of net investment
income to average
net assets                                      (0.69)%+      (0.57)%        (0.41)%       (0.23)%         (0.50)%      (0.50)%
 ...............................................................................................................................
Portfolio turnover rate                          20.5%         45.2%          41.4%         55.9%           44.3%        49.4%
 ...............................................................................................................................
Net assets, end of period
(in millions)                                  $5,445        $5,104         $4,363        $2,855          $1,648       $1,628
 ...............................................................................................................................


 . Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+ Annualized.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998


Portfolio of Investments                                Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

Equity Investments and
Convertibles ** 98.5%


   FINANCIAL 4.1%

   Insurance 2.4%

   CMAC Investment                                         600,000 $     36,900
   .............................................................................
   ESG Re                                                  300,000        6,619
   .............................................................................
   Medical Assurance *                                     205,158        5,693
   .............................................................................
   Mutual Risk Management                                1,100,000       40,081
   .............................................................................
   PennCorp Financial Group                                992,000       20,336
   .............................................................................
   Presidential Life                                       977,200       20,949
   .............................................................................
                                                                        130,578
                                                                   .............
   Financial Services 1.7%

   Aames Financial                                       1,000,000       13,750
   .............................................................................
   Affiliated Managers Group *                             200,000        7,425
   .............................................................................
   Delta Financial *                                       400,000        7,350
   .............................................................................
   Financial Federal *                                     500,000       13,406
   .............................................................................
   First Investors Financial *                             140,000          892
   .............................................................................
   Friedman, Billings, Ramsey Group *                       51,500          744
   .............................................................................
   ITG *                                                   200,000        5,600
   .............................................................................
   Lasalle Partners *                                      600,000       26,700
   .............................................................................
   Legg Mason                                              300,000       17,269
   .............................................................................
                                                                         93,136
                                                                 ...............
   TOTAL FINANCIAL                                                      223,714
                                                                 ...............

   HEALTH CARE 16.2%

   Pharmaceuticals 1.5%

   Alkermes *                                              775,000       13,926
   .............................................................................
   Genta, Units (Each unit consists of 1 share
    Cvt. Pfd. (Series A) and 1 warrant) *++                 50,000          206
   .............................................................................
   Genta, Warrants, 9/24/98 *++                             50,000            0
   .............................................................................
   Incyte Pharmaceuticals *                                470,000       16,068
   .............................................................................
   Inhale Therapeutic Systems *                            587,200       14,607
   .............................................................................
   Inhale Therapeutic Systems *++                          243,750        5,457
   .............................................................................
   Intercardia * +                                         535,000        5,450
   .............................................................................
   Magainin Pharmaceuticals, Warrants, 8/6/01 *++          337,299            0
   .............................................................................
   PharmaPrint *                                           650,000        6,642
   .............................................................................
   Shire Pharmaceuticals ADR * +                           415,700        8,912
   .............................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

   Zonagen *                                               400,000 $      8,763
   .............................................................................
                                                                         80,031
                                                                   .............
   Biotechnology 3.9%
   .............................................................................
   Agouron Pharmaceuticals *                               250,000        7,602
   .............................................................................
   Alexion Pharmaceutical *                                250,000        2,469
   .............................................................................
   Biogen *                                                625,000       30,625
   .............................................................................
   Cell Genesys *                                          275,000        2,346
   .............................................................................
   Cell Therapeutics *                                     500,000        1,367
   .............................................................................
   COR Therapeutics *                                    1,055,200       14,707
   .............................................................................
   Corvas International *                                  450,000        1,877
   .............................................................................
   CV Therapeutics *                                       435,000        3,779
   .............................................................................
   EPIX *                                                  525,000        5,348
   .............................................................................
   Gilead Sciences *                                       500,000       16,031
   .............................................................................
   Guilford Pharmaceuticals *                              700,000       12,381
   .............................................................................
   Human Genome Sciences *                                 490,000       17,502
   .............................................................................
   IDEXX Laboratories *                                    800,000       19,950
   .............................................................................
   Ligand Pharmaceuticals (Class B) *                      570,000        7,285
   .............................................................................
   Millennium Pharmaceuticals *                            985,500       13,982
   .............................................................................
   NABI *                                                  915,000        2,788
   .............................................................................
   Neurocrine Biosciences *                                800,000        6,250
   .............................................................................
   Neurogen *                                              100,000        1,803
   .............................................................................
   NPS Pharmaceuticals * +                                 700,000        5,097
   .............................................................................
   PathoGenesis *                                          760,000       22,088
   .............................................................................
   Serologicals *                                          200,000        6,500
   .............................................................................
   Shaman Pharmaceuticals *                                755,000        2,525
   .............................................................................
   Triangle Pharmaceuticals *                              402,500        5,912
   .............................................................................
   Xenova Group (GBP) *                                    517,500        1,123
   .............................................................................
   Xenova Group ADR *                                      811,700        1,750
   .............................................................................
                                                                        213,087
                                                                   .............
   Medical Equipment .4%

   Dentsply International                                  750,000       18,656
   .............................................................................
                                                                         18,656
                                                                   .............
   Medical Instruments and Devices 2.1%

   Arrow International                                     300,000        8,297
   .............................................................................
   Cardima * +                                             500,000        1,422
   .............................................................................
   CardioVascular Dynamics *                               150,080          849
   .............................................................................
   Conceptus *                                              60,000           81
   .............................................................................
   Cytyc *                                                 500,000        8,172
   .............................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

   Haemonetics *                                           300,000 $      4,800
   .............................................................................
   Incontrol *                                             397,900        1,057
   .............................................................................
   Innovasive Devices *                                    100,000          944
   .............................................................................
   Mentor                                                1,000,000       24,187
   .............................................................................
   ResMed *                                                287,500       13,090
   .............................................................................
   ReSound *++                                             773,023        4,587
   .............................................................................
   Stryker                                                 600,000       23,025
   .............................................................................
   Sybron International *                                1,000,000       25,250
   .............................................................................
                                                                        115,761
                                                                   .............
   Health Care Services  8.3%

   Access Health Marketing *                               350,000        8,936
   .............................................................................
   American Oncology Resources *                         1,000,000       12,219
   .............................................................................
   American Physician Partners *                           630,000        4,528
   .............................................................................
   AmeriPath *                                             800,000        9,425
   .............................................................................
   Carematrix *                                            200,000        5,387
   .............................................................................
   Concentra Managed Care *                              1,500,000       38,953
   .............................................................................
   Harborside Healthcare *                                 342,200        8,170
   .............................................................................
   HCIA *                                                  450,000        5,822
   .............................................................................
   Health Management Systems *                             250,000        2,828
   .............................................................................
   HealthSouth *                                           400,000       10,675
   .............................................................................
   IDX Systems *                                           777,800       35,925
   .............................................................................
   Medical Manager *                                       390,000       10,822
   .............................................................................
   NCS HealthCare (Class A) *                              915,000       26,135
   .............................................................................
   Omnicare                                              1,277,131       48,691
   .............................................................................
   Omnicare *++                                            105,252        3,411
   .............................................................................
   Omnicare, Warrants, 8/11/00 *++                         105,252        2,275
   .............................................................................
   Pediatrix Medical Group *                               150,000        5,578
   .............................................................................
   ProMedCo *                                              762,600        7,721
   .............................................................................
   Quorum Health Group *                                 2,100,000       55,584
   .............................................................................
   Raytel Medical * +                                      470,000        2,556
   .............................................................................
   Renal Care Group *                                    1,250,000       55,156
   .............................................................................
   Stericycle *                                             23,500          344
   .............................................................................
   Sunrise Assisted Living *                               250,000        8,601
   .............................................................................
   Superior Consultant Holdings *                          157,400        6,783
   .............................................................................
   Synetic *                                               112,700        6,438
   .............................................................................
   Synetic, Cv. Sub. Deb., 5.00%, 2/15/07               $8,240,000        8,819
   .............................................................................
   Total Renal Care Holdings *                           1,690,550       58,324
   .............................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                        Shares/Par        Value
--------------------------------------------------------------------------------
                                                                   In thousands

   UroMed, Cv. Sub. Notes, (144a), 6.00%, 10/15/03     $ 3,000,000 $      1,258
   .............................................................................
                                                                        451,364
                                                                   .............
   TOTAL HEALTH CARE                                                    878,899
                                                                   .............

   CONSUMER 16.4%

   Soft Goods Retailers 1.2%

   Fabri-Centers of America (Class B) *                    570,000       13,502
   .............................................................................
   Gadzooks * +                                            800,000       22,175
   .............................................................................
   Gymboree *                                              700,000       10,609
   .............................................................................
   Jos. A. Bank Clothiers *                                200,000        1,662
   .............................................................................
   Urban Outfitters * +                                  1,087,100       19,908
   .............................................................................
                                                                         67,856
                                                                   .............
   Hard Goods Retailers 3.6%

   Casey's General Stores                                1,000,000       16,594
   .............................................................................
   CSK Auto *                                              400,000       10,100
   .............................................................................
   Discount Auto Parts * +                               1,100,000       28,600
   .............................................................................
   Dominicks Supermarkets *                                600,000       26,738
   .............................................................................
   Duane Reade *                                           500,000       15,000
   .............................................................................
   General Nutrition *                                   1,250,000       38,984
   .............................................................................
   Guitar Center *                                         500,000       15,094
   .............................................................................
   Micro Warehouse *                                       250,000        3,875
   .............................................................................
   Republic Industries *                                   800,000       20,000
   .............................................................................
   TSC * +                                                 800,000       19,950
   .............................................................................
                                                                        194,935
                                                                   .............
   Consumer Nondurables  2.0%

   American Italian Pasta (Class A) *                      441,000       16,427
   .............................................................................
   Beringer Wine Estates *                                 128,700        5,667
   .............................................................................
   Jones Apparel Group *                                   500,000       18,281
   .............................................................................
   Linens 'n Things *                                      200,000        6,113
   .............................................................................
   Nautica Enterprises *                                   900,000       24,187
   .............................................................................
   QuikSilver * +                                          700,000       13,956
   .............................................................................
   Rayovac *                                               400,000        9,075
   .............................................................................
   St. John Knits                                          350,000       13,519
   .............................................................................
                                                                        107,225
                                                                   .............
   Restaurants 1.7%

   Einstein/Noah Bagel *                                   750,000        3,457
   .............................................................................
   Outback Steakhouse *                                  1,550,000       60,401
   .............................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Schlotzsky's *                                         230,000     $       3,673
 ................................................................................
Silver Diner * +++                                     750,000               749
 ................................................................................
Sonic * +                                            1,157,050            25,817
 ................................................................................
                                                                          94,097
                                                                  ..............

Food and Beverages 0.3%
United Natural Foods *                                 500,000            14,344
 ................................................................................
                                                                          14,344
                                                                  ..............
Entertainment 1.0%
Cinar Films (Class B) *                                213,700             4,060
 ................................................................................
Dover Downs Entertainment +                            150,000             4,650
 ................................................................................
Imax *                                                 900,000            20,419
 ................................................................................
Penske Motorsports *                                   350,000            10,249
 ................................................................................
Speedway Motorsports *                                 500,000            12,781
 ................................................................................
Spice Entertainment * +                                650,000             3,981
 ................................................................................
                                                                          56,140
                                                                  ..............
Consumer Services 6.6%
Ambassadors International * +                          500,000            15,141
 ................................................................................
Apollo Group (Class A) *                             1,500,000            49,641
 ................................................................................
Avis Rent A Car *                                    1,000,000            24,750
 ................................................................................
Caliber Learning Network *                             560,000             8,785
 ................................................................................
Cendant *                                            3,750,000            78,281
 ................................................................................
Devry *                                                300,000             6,581
 ................................................................................
Equity Corp. International * +                       1,500,000            36,000
 ................................................................................
Extended Stay America *                              2,000,000            22,500
 ................................................................................
ITT Educational Services *                             400,000            12,900
 ................................................................................
Learning Tree International *                          727,200            14,658
 ................................................................................
Signature Resorts *                                    750,000            12,375
 ................................................................................
Strayer Education                                      660,850            23,852
 ................................................................................
Sylvan Learning Systems *                            1,650,000            54,295
 ................................................................................
                                                                         359,759
                                                                  ..............
TOTAL CONSUMER                                                           894,356
                                                                  ..............

TECHNOLOGY 19.6%

Computer Software 7.3%
AXENT Technologies *                                   450,000            13,767
 ................................................................................
BMC Software *                                       1,000,000            51,969
 ................................................................................
Caere *                                                350,000             4,659
 ................................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands


Electronic Arts *                                         300,000     $   16,219
 ................................................................................
Great Plains Software *                                   300,000         10,144
 ................................................................................
Integrated Systems *                                      600,000          9,188
 ................................................................................
Legato Systems *                                          450,000         17,578
 ................................................................................
The Learning Company *                                  1,000,000         29,625
 ................................................................................
Manugistics Group *                                       200,000          4,975
 ................................................................................
National Instruments *                                    300,000         10,734
 ................................................................................
Network Associates *                                      750,000         35,883
 ................................................................................
Peerless Systems *                                         98,300          2,052
 ................................................................................
PLATINUM technology *                                     750,000         21,445
 ................................................................................
Security Dynamics Technologies *                        1,350,000         24,342
 ................................................................................
Summit Design *                                           600,000          8,869
 ................................................................................
Synopsys *                                              1,375,000         62,949
 ................................................................................
Transaction Systems Architects (Class A) *                400,000         15,413
 ................................................................................
Vantive *                                               1,100,000         22,653
 ................................................................................
VERITAS Software *                                        562,500         23,256
 ................................................................................
Viasoft *                                                 650,000         10,542
 ................................................................................
                                                                         396,262
                                                                  ..............

Semiconductors and Components 7.8%
Altera *                                                  850,000         25,102
 ................................................................................
Analog Devices *                                        1,750,000         42,984
 ................................................................................
Applied Micro Circuits *                                  535,000         13,893
 ................................................................................
Berg Electronics*                                       1,000,000         19,562
 ................................................................................
Brooks Automation * +                                     550,000          7,184
 ................................................................................
Burr Brown *                                            1,250,000         26,445
 ................................................................................
Cognex *                                                  850,000         15,858
 ................................................................................
Galileo Technology *                                      350,000          4,769
 ................................................................................
KLA-Tencor *                                              500,000         13,859
 ................................................................................
Lam Research *                                          1,000,000         19,094
 ................................................................................
Lattice Semiconductor *                                   740,000         21,021
 ................................................................................
Linear Technology                                         550,000         33,172
 ................................................................................
Marshall Industries *                                     600,000         16,350
 ................................................................................
Maxim Integrated Products *                             1,700,000         53,922
 ................................................................................
Methode Electronics (Class A)                              56,000            865
 ................................................................................
Micrel *                                                  550,000         18,047
 ................................................................................
Microchip Technology *                                  1,015,000         26,580
 ................................................................................
Molex                                                      97,656          2,448
 ................................................................................
PMC-Sierra *                                              210,000          9,831
 ................................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

QLogic *                                                 400,000   $      14,262
 ................................................................................
SIPEX *                                                  150,000           3,220
 ................................................................................
SpeedFam International *                                 260,000           4,794
 ................................................................................
Xilinx *                                                 900,000          30,628
 ................................................................................
                                                                         423,890
                                                                   .............
Networking and Telecom Equipment 2.4%
Advanced Fibre Communications *                          500,000          20,031
 ................................................................................
Avant *                                                  750,000          18,539
 ................................................................................
Concord Communications *                                 230,000           5,915
 ................................................................................
Digital Microwave *                                      500,000           3,641
 ................................................................................
Electromagnetic Sciences *                               360,000           6,772
 ................................................................................
Glenayre Technologies *                                  652,600           7,056
 ................................................................................
Level One *                                              900,000          21,178
 ................................................................................
Natural MicroSystems *                                   400,000           6,438
 ................................................................................
Premisys Communications * +                            1,300,000          32,419
 ................................................................................
Sawtek *                                                 600,000           8,756
 ................................................................................
                                                                         130,745
                                                                   .............
Computer Hardware/Peripherals 0.5%
Box Hill Systems *                                       400,000           2,775
 ................................................................................
Electronics for Imaging *                              1,150,000          24,222
 ................................................................................
                                                                          26,997
                                                                   .............
E-Commerce 1.6%
Checkfree Holdings *                                     600,000          17,681
 ................................................................................
E*TRADE *                                                570,000          13,057
 ................................................................................
Harbinger *                                              525,000          12,731
 ................................................................................
N2K *                                                    200,000           3,931
 ................................................................................
Sportsline USA *                                         250,000           9,133
 ................................................................................
Sterling Commerce *                                      700,000          33,950
 ................................................................................
                                                                          90,483
                                                                   .............
TOTAL TECHNOLOGY                                                       1,068,377
                                                                   .............

BUSINESS SERVICES  36.7%

Telecom Services 3.8%
Brightpoint *                                          1,000,000          14,469
 ................................................................................
Cellular Communications International *                  750,000          37,500
 ................................................................................
Concentric Network *                                     211,600           6,407
 ................................................................................
Intermedia Communications *                              500,000          20,953
 ................................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Metromedia International *                             1,265,700   $      15,109
 ................................................................................
MetroNet Communications (Class B) *                      601,700          16,923
 ................................................................................
Millicom International Cellular *                        200,000           8,744
 ................................................................................
NTL *                                                    266,666          14,258
 ................................................................................
Paging Network *                                       2,500,000          34,922
 ................................................................................
Powertel *                                               500,000           9,344
 ................................................................................
PSINet *                                                 500,000           6,469
 ................................................................................
SmarTalk TeleServices *                                  750,000          10,640
 ................................................................................
Vanguard Cellular (Class A) *                            466,800           8,811
 ................................................................................
                                                                         204,549
                                                                   .............
Computer Services 6.8%
Acxiom *                                                 500,000          12,516
 ................................................................................
Affiliated Computer Services (Class A) *                 750,000          28,875
 ................................................................................
American Management Systems *                            325,000           9,730
 ................................................................................
BISYS Group *                                          1,135,000          46,570
 ................................................................................
Concord EFS *                                            427,500          11,168
 ................................................................................
ENVOY *                                                  280,000          13,309
 ................................................................................
National Data                                          1,000,000          43,750
 ................................................................................
Paychex                                                3,500,000         142,297
 ................................................................................
SunGard Data Systems *                                 1,566,800          60,126
 ................................................................................
                                                                         368,341
                                                                   .............
Distribution 6.3%
Corporate Express *                                    2,408,600          30,484
 ................................................................................
Daisytek International *                                 500,000          12,797
 ................................................................................
Henry Schein *                                         1,000,000          45,937
 ................................................................................
InaCom * +                                             1,000,000          31,750
 ................................................................................
MSC (Class A) *                                        1,200,000          34,200
 ................................................................................
Patterson Dental *                                       377,850          13,910
 ................................................................................
Richfood Holdings                                      1,000,000          20,687
 ................................................................................
Strategic Distribution * +                             1,761,000           9,465
 ................................................................................
Tech Data *                                              805,500          34,561
 ................................................................................
U.S. Foodservice *                                     1,200,000          42,075
 ................................................................................
United Stationers *                                      335,000          21,712
 ................................................................................
Watsco (Class A)                                       1,216,200          42,795
 ................................................................................
Wilmar Industries *                                       55,000           1,403
 ................................................................................
                                                                         341,776
                                                                   .............

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                       Shares/Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

     Transportation 1.0%

     Coach USA *                                        1,000,000    $  45,625
     ...........................................................................
     Eagle USA Air Freight *                              300,000       10,416
     ...........................................................................
                                                                        56,041
                                                                     ...........
     Media and Advertising  5.4%

     ADVO *                                             1,155,000       32,557
     ...........................................................................
     Catalina Marketing *                                 845,000       43,887
     ...........................................................................
     Clear Channel Communications *                       335,000       36,557
     ...........................................................................
     CMP Media *                                          601,100       10,407
     ...........................................................................
     Emmis Broadcasting (Class A) *                       250,000       11,992
     ...........................................................................
     Getty Images *                                       700,000       15,553
     ...........................................................................
     Jacor Communications *                               588,200       34,741
     ...........................................................................
     Lamar Advertising *                                  309,000       11,027
     ...........................................................................
     Metro Networks *                                     405,800       17,462
     ...........................................................................
     Outdoor Systems *                                  1,976,062       55,330
     ...........................................................................
     Pegasus Communications *                             283,000        5,978
     ...........................................................................
     The Peterson Companies (Class A) *                   200,000        5,125
     ...........................................................................
     SFX Entertainment (Class A) *                        200,000        9,169
     ...........................................................................
     Young Broadcasting (Class A) *                       100,000        6,506
     ...........................................................................
                                                                       296,291
                                                                     ...........

     Environmental  1.5%

     American Disposal Services *                         300,000       14,072
     ...........................................................................
     Eastern Environmental Services *                     225,000        7,615
     ...........................................................................
     Superior Services *                                  677,000       20,373
     ...........................................................................
     USA Waste Services *                                 650,000       32,094
     ...........................................................................
     Waste Industries *                                   345,000        7,169
     ...........................................................................
                                                                        81,323
                                                                     ...........

     Engineering and Construction 0.5%

     Tetra Tech *                                         750,000       18,375
     ...........................................................................
     Toll Brothers *                                      400,000       11,475
     ...........................................................................
                                                                        29,850
                                                                     ...........

     Miscellaneous Business Services 11.4%

     AccuStaff *                                          585,600       18,300
     ...........................................................................
     Alternative Resources *                              352,700        4,376
     ...........................................................................
     American Business Information (Class A) *            620,400        9,539
     ...........................................................................
     American Business Information (Class B)              347,700        5,541
     ...........................................................................
     Atlantic Data Services *                             110,000        2,117
     ...........................................................................
     Career Blazers *++                                   200,000          978
     ...........................................................................

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands


     CBT Group ADR *                                   500,000       $  26,875
     ...........................................................................
     Comfort Systems USA *                           1,000,000          23,375
     ...........................................................................
     Copart *                                          150,000           3,455
     ...........................................................................
     Data Processing Resources *                       175,000           5,452
     ...........................................................................
     Eltron International * +                          500,000          13,844
     ...........................................................................
     G & K Services                                    400,000          17,500
     ...........................................................................
     IntelliQuest Information Group * +                750,000           7,641
     ...........................................................................
     Iron Mountain *                                   172,500           7,655
     ...........................................................................
     Lason *                                           510,000          27,699
     ...........................................................................
     May & Speh *                                    1,000,000          19,844
     ...........................................................................
     MemberWorks *                                     250,000           8,109
     ...........................................................................
     META Group * +                                    767,400          16,931
     ...........................................................................
     Metamor WorldWide *                             1,600,000          56,350
     ...........................................................................
     New England Business Service                      200,000           6,450
     ...........................................................................
     NFO Worldwide * +                               1,520,000          27,075
     ...........................................................................
     Orthodontic Centers of America * +              2,730,000          57,159
     ...........................................................................
     Outsource International * +                       590,000           5,347
     ...........................................................................
     Paxar *                                           450,000           5,175
     ...........................................................................
     PMT Services *                                    510,000          12,973
     ...........................................................................
     ProBusiness Services *                            125,000           5,867
     ...........................................................................
     Renaissance Worldwide *                         1,350,000          29,405
     ...........................................................................
     Romac International *                           1,457,590          44,456
     ...........................................................................
     SITEL *                                         1,000,000           6,625
     ...........................................................................
     Snyder Communications *                           702,000          30,888
     ...........................................................................
     SPR * +                                           620,000          18,871
     ...........................................................................
     Startek *                                         100,000           1,256
     ...........................................................................
     Technology Solutions *                            725,000          22,996
     ...........................................................................
     Tier Technologies *                               650,000          11,639
     ...........................................................................
     Trammell Crow *                                   400,000          13,375
     ...........................................................................
     Trident International *                           135,000           2,017
     ...........................................................................
     United Road Services *                            500,000           9,531
     ...........................................................................
     Viking Office Products *                          400,000          12,525
     ...........................................................................
     The Vincam Group *                                 55,500           1,110
     ...........................................................................
     West TeleServices *                               480,300           5,884
     ...........................................................................
     Whittman-Hart *                                   300,400          14,551
     ...........................................................................
                                                                       620,756
                                                                     ...........
     Total Business Services                                         1,998,927
                                                                     ...........

T. Rowe Price New Horizons Fund
-------------------------------------------------------------------------------


                                                    Shares/Par           Value
--------------------------------------------------------------------------------
                                                                  In thousands

      ENERGY 2.5%

      Exploration and Production  0.7%

      Barrett Resources *                              450,000       $  16,847
      ..........................................................................
      Berkley Petroleum (CAD) *                        500,000           3,873
      ..........................................................................
      Devon Energy                                     300,387          10,495
      ..........................................................................
      Noble Affiliates                                 200,000           7,600
      ..........................................................................
                                                                        38,815
                                                                     ...........
      Energy Services 1.8%

      BJ Services *                                    700,000          20,344
      ..........................................................................
      Camco International                              450,000          35,044
      ..........................................................................
      Cooper Cameron *                                 500,000          25,500
      ..........................................................................
      Smith International *                            500,000          17,406
      ..........................................................................
                                                                        98,294
                                                                     ...........
      TOTAL ENERGY                                                     137,109
                                                                     ...........

      INDUSTRIAL 2.5%

      Paper and Forest Products 0.2%
      ..........................................................................
      Lydall *                                         500,000           7,281
      ..........................................................................
                                                                         7,281
                                                                     ...........

      Auto Related 0.2%

      Aftermarket Technology *                         619,500          11,693
      ..........................................................................
                                                                        11,693
                                                                     ...........
      Machinery 2.1%

      Danaher                                          800,000          29,350
      ..........................................................................
      FARO Technologies *                               90,000             965
      ..........................................................................
      Group Maintenance America *                      682,000          12,276
      ..........................................................................
      Innovative Valve Technologies * +                478,500           3,484
      ..........................................................................
      JLG Industries                                   750,000          15,188
      ..........................................................................
      Teleflex                                         600,000          22,800
      ..........................................................................
      United Rentals *                                 750,000          31,500
      ..........................................................................
                                                                       115,563
                                                                     ...........
      Total Industrial                                                 134,537
                                                                     ...........

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------


                                                                         Value
--------------------------------------------------------------------------------
                                                                  In thousands

     BASIC MATERIALS  0.1%

     Miscellaneous Materials  0.1%

     Energy Conversion Devices *                        400,000      $   3,850
     ...........................................................................
     Energy Conversion Devices, Warrants, 7/31/01 *     400,000            875
     ...........................................................................
     Total Basic Materials                                               4,725
                                                                    ............
     Miscellaneous Common Stocks 0.4%                                   22,979
                                                                    ............
     Total Equity Investments and Convertibles
       (Cost $3,638,470)                                             5,363,623
                                                                    ............
     SHORT-TERM INVESTMENTS 1.6%

     Money Market Funds 1.6%

     Reserve Investment Fund, 5.69% #                87,852,589         87,853
     ...........................................................................
     Total Short-Term Investments (Cost $87,853)                        87,853
                                                                    ............
TOTAL INVESTMENTS IN SECURITIES
100.1% of Net Assets (Cost $3,726,323)                              $5,451,476

Other Assets Less Liabilities                                           (6,263)
                                                                    ............

NET ASSETS                                                          $5,445,213
                                                                    ------------

#    Seven-day yield
*    Non-income producing
+    Affiliated company
++ Securities contain some restrictions as to public resale--total of such securities at period-end amounts to 0.32% of net assets.
** Common stocks, rights, and warrants - cost $3,624,719, value 5,353,340, 98.3% of net assets
     Preferred stocks - cost $2,500, value $206, 0.0% of net assets
     Bonds and notes - cost $11,251, value $10,077, 0.2% of net assets
ADR  American Depository Receipt
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 0.02% of net assets.
CAD  Canadian dollar
GBP  British sterling

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 1998

-------------------------------------
 Statement of Assets and Liabilities
--------------------------------------------------------------------------------
 In thousands

  Assets

  Investments in securities, at value

    Affiliated companies (cost $395,123)                            $   445,534

    Other companies (cost $3,331,200)                                 5,005,942
                                                                    ............
    Total investments in securities                                   5,451,476
  Other assets                                                           22,240
                                                                    ............
  Total assets                                                        5,473,716
                                                                    ............

  Liabilities

  Total liabilities                                                      28,503
                                                                    ............
  NET ASSETS                                                        $ 5,445,213
                                                                    ------------

  NET ASSETS CONSIST OF:
  Accumulated net investment income-net of distributions            $   (18,409)
  Accumulated net realized gain/loss-net of distributions               287,259
  Net unrealized gain (loss)                                          1,725,153

  Paid-in-capital applicable to 216,572,682 shares of
  $1.00 par value capital stock outstanding;
  300,000,000 shares authorized                                       3,451,210
                                                                    ............
  NET ASSETS                                                        $ 5,445,213
                                                                    ------------

  NET ASSET VALUE PER SHARE                                         $     25.14
                                                                    ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited


 Statement of Operations
--------------------------------------------------------------------------------
 In thousands



                                                                      6 Months
                                                                         Ended
                                                                       6/30/98

  Investment Income
  Income
    Interest                                                         $   3,048
    Dividend                                                             2,197
                                                                     ..........
    Total income                                                         5,245
                                                                     ..........
  Expenses
    Investment management
                                                                        17,946
    Shareholder servicing
                                                                         5,290
    Prospectus and shareholder reports                                     174
    Custody and accounting
                                                                           124
    Registration
                                                                            70
    Legal and audit
                                                                            12
    Directors
                                                                            10
    Miscellaneous                                                           28
                                                                     ..........
    Total expenses                                                      23,654
                                                                     ..........
  Net investment income                                                (18,409)
                                                                     ..........
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on securities                               168,406
  Change in net unrealized gain or loss on securities                  248,821
                                                                     ..........
  Net realized and unrealized gain (loss)                              417,227
                                                                     ..........

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                             $ 398,818
                                                                      ---------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited


 Statement of Changes in Net Assets
--------------------------------------------------------------------------------
 In thousands


                                                      6 Months             Year
                                                         Ended            Ended
                                                       6/30/98         12/31/97
  Increase (Decrease) in Net Assets
  Operations

    Net investment income                          $   (18,409)     $   (26,335)
    Net realized gain (loss)                           168,406          260,205
    Change in net unrealized gain or loss              248,821          209,666
                                                   .............................
    Increase (decrease) in net assets from
     operations                                        398,818          443,536
                                                   .............................
  Distributions to shareholders
    Net realized gain                                       --         (124,120)
                                                   .............................
  Capital share transactions *
    Shares sold                                        603,527        1,465,785
    Distributions reinvested                                --          118,842
    Shares redeemed                                   (660,871)      (1,163,722)
                                                   .............................
    Increase (decrease) in net assets from
     capital share transactions                        (57,344)         420,905
                                                   .............................
  Net Assets
  Increase (decrease) during period                    341,474          740,321
  Beginning of period                                5,103,739        4,363,418
                                                   .............................
  End of period                                    $ 5,445,213      $ 5,103,739
                                                   -----------------------------
 *Share information
    Shares sold                                         24,445           66,264
    Distributions reinvested                                --            5,259
    Shares redeemed                                    (26,946)         (52,887)
                                                   .............................
    Increase (decrease) in shares outstanding           (2,501)          18,636




The accompanying notes are an integral part of these financial statements.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------
Unaudited                                                          June 30, 1998

-----------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 3, 1960.

     The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

     Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

     Purchases and sales of portfolio securities, other than short-term securities, aggregated $1,106,555,000 and $1,086,654,000, respectively, for the six months ended June 30, 1998.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. At June 30, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $3,726,323,000, and net unrealized gain aggregated $1,725,153,000, of which $2,047,588,000 related to appreciated investments and $322,435,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

     The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $2,905,000 was payable at June 30, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35%

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

     of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At June 30, 1998, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS) is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,360,000 for the six months ended June 30, 1998, of which $808,000 was payable at period-end.

     Additionally, the fund is one of several T. Rowe Price-sponsored mutual funds (underlying funds) in which the T. Rowe Price Spectrum Funds (Spectrum) may invest. Spectrum does not invest in the underlying funds for the purpose of exercising management or control. Expenses associated with the operation of Spectrum are borne by each underlying fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by Spectrum, pursuant to special servicing agreements between and among Spectrum, the underlying funds, T. Rowe Price, and, in the case of T. Rowe Price Spectrum International, Rowe Price-Fleming International. Spectrum Growth Fund held approximately 10.1% of the outstanding shares of the New Horizons Fund at June 30, 1998. For the six months then ended, the fund was allocated $626,000 of Spectrum expenses, $96,000 of which was payable at period-end.

T. Rowe Price New Horizons Fund
--------------------------------------------------------------------------------

     The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 1998, totaled $2,646,000 and are reflected as interest income in the accompanying Statement of Operations.

T. Rowe Price Shareholder Services
--------------------------------------------------------------------------------

     INVESTMENT SERVICES AND INFORMATION



         KNOWLEDGEABLE SERVICE REPRESENTATIVES

         By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

         In Person Available in T. Rowe Price Investor Centers.


         ACCOUNT SERVICES

         Checking Available on most fixed income funds ($500 minimum).

         Automatic Investing From your bank account or paycheck.

         Automatic Withdrawal Scheduled, automatic redemptions.

         Distribution Options Reinvest all, some, or none of your distributions.

         Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

         DISCOUNT BROKERAGE*

         Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.

         INVESTMENT INFORMATION

         Combined Statement Overview of all your accounts with T. Rowe Price.

         Shareholder Reports Fund managers' reviews of their strategies and results.

         T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

         Performance Update Quarterly review of all T. Rowe Price fund results.

         Insights Educational reports on investment strategies and financial markets.

         Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.

         *A division of T. Rowe Price Investment Services, Inc. Member
         NASD/SIPC.

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(R):
1-800-638-2587 toll free

For assistance
with your existing fund
account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price New Horizons Fund(R).

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607



[LOGO OF T. ROWE PRICE APPEARS HERE]

T. Rowe Price Investment Services, Inc., Distributor.           F42-051  6/30/98